Actuarial Assumptions to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.63%	1.75%	1.75%
Rate of compensation increase	4.25%	4.25%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.63%	1.75%	1.75%
Expected long-term return on plan assets	1.88%	2.00%	2.00%
Rate of compensation increase	4.25%	4.25%	4.00%
Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.00%	5.40%	6.20%
Rate of compensation increase	3.00%	7.00%	7.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	4.00%	5.40%	6.20%
Expected long-term return on plan assets	3.10%	4.30%	5.50%
Rate of compensation increase	3.00%	7.00%	7.00%